Performance Management	Sep. 30, 2025
Amplify AI Powered Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund was reorganized on or about January 29, 2024 from the AI Powered Equity ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on October 17, 2017.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 26.13% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -21.05% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	26.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(21.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the period ended December 31, 2025)
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Returns (for the period ended December 31, 2025)
AI Powered Equity ETF	1 Year	5 Years	Since Inception 10/17/2017
Return Before Taxes	13.80%	5.75%	9.40%
Return After Taxes on Distributions	13.69%	5.50%	8.73%
Return After Taxes on Distributions and Sale of Fund Shares	8.25%	4.42%	7.27%
AI Powered Equity Index (reflects no deduction for fees, expenses or taxes)(1)	15.02%	—	—
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.62%

(1)        On January 29, 2024, the Fund began tracking the Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 29, 2024 are not necessarily indicative of the performance that the Predecessor Fund, based on its current investment objective, would have generated.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	https://amplifyetfs.com/ or
Performance Availability Phone [Text]	1-855-267-3837
Amplify Bloomberg AI Value Chain ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund was reorganized on or about January 29, 2024 from the Wedbush ETFMG Global Cloud Technology ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on March 8, 2016.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 46.10% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -25.65% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	46.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
Amplify Bloomberg AI Value Chain ETF	1 Year	5 Year	Since Inception 3/8/2016
Return Before Taxes	39.42%	5.48%	11.18%
Return After Taxes on Distributions	39.34%	5.46%	11.05%
Return After Taxes on Distributions and Sale of Fund Shares	23.35%	4.27%	9.24%
Bloomberg AI Value Chain Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	40.85%	—	—
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.44%

(1)        Prior to April 7, 2020, the Predecessor Fund sought to replicate an index called the “Reality Shares Drone™ Index.” The table reflects performance of the Reality Shares Drone™ Index through April 6, 2020 and the Prime Global Cloud Technology Index NTR thereafter.

(2)        Performance data is not available for all the periods shown in the table for the Index because performance data does not exist for some or the entire periods. The Fund began to seek the returns of the Bloomberg AI Value Chain Total Return Index on October 21, 2024.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	https://amplifyetfs.com
Performance Availability Phone [Text]	1-855-267-3837
Amplify Travel Tech ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund was reorganized on or about January 29, 2024 from the ETFMG Travel Tech ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on February 12, 2020.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 20.07% (quarter ended March 31, 2021) and the Fund’s lowest return for a calendar quarter was -26.24% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	20.07%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(26.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
Amplify Travel Tech ETF	1 Year	5 Year	Since Inception (2/12/2020)
Return Before Taxes	-3.05%	-4.07%	-2.96%
Return After Taxes on Distributions	-3.05%	-4.08%	-2.97%
Return After Taxes on Distributions and Sale of Fund Shares	-1.81%	-3.03%	-2.21%
Prime Travel Technology Index GTR (reflects no deduction for fees, expenses or taxes)	-5.20%	-4.30%	-3.26%
Prime Travel Technology Index NTR (reflects no deduction for fees, expenses or taxes)	-5.30%	-4.35%	-3.31%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.48%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	https://amplifyetfs.com
Performance Availability Phone [Text]	1-855-267-3837
Amplify Bitcoin Max Income Covered Call ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Lithium & Battery Technology ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.

On October 14, 2020, the Fund ceased to be an actively-managed fund and began pursuing its investment strategy of investing in securities that comprise the Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the current strategy, would have generated. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 54.20% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was -38.24% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	54.20%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(38.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify Lithium & Battery Technology ETF	1 Year	5 Years	Since Inception (06/04/2018)
Return Before Taxes	58.76%	0.24%	-2.41%
Return After Taxes on Distributions	57.92%	-0.57%	-3.03%
Return After Taxes on Distributions and Sale of Fund Shares	35.12%	-0.03%	-1.93%
EQM Lithium & Battery Technology Index (reflects no deduction for fees, expenses or taxes)(1)	59.61%	0.18%	7.19%
MSCI ACWI Metals and Mining Index (reflects no deduction for fees, expenses or taxes)	72.86%	13.52%	12.39%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.66%

(1)        On October 14, 2020, the Fund ceased being an actively-managed fund and began following the EQM Lithium & Battery Technology Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to October 14, 2020 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated.

(2)        This figure represents the performance of the EQM Lithium & Battery Technology Index after the change in index strategy utilized by the Fund beginning October 14, 2020.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Bitcoin 2% Monthly Option Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Blockchain Technology ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 60.08% (quarter ended March 31, 2021) and the Fund’s lowest quarterly return was -46.73% (quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	60.08%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(46.73%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify Blockchain Technology ETF (formerly Amplify Transformational Data Sharing ETF)	1 Year	5 Years	Since Inception (01/16/2018)
Return Before Taxes	32.95%	15.07%	17.86%
Return After Taxes on Distributions	32.73%	13.28%	16.50%
Return After Taxes on Distributions and Sale of Fund Shares	19.67%	11.18%	14.26%
MSCI AC World Index Net (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	10.26%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	13.87%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Seymour Cannabis ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 92.84% (quarter ended September 30, 2025) and the Fund’s lowest quarterly return was -47.34% (quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	92.84%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(47.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify Seymour Cannabis ETF	1 Year	5 Years	Since Inception (07/22/2019)
Return Before Taxes	18.63%	-27.54%	-26.10%
Return After Taxes on Distributions	18.63%	-29.55%	-27.74%
Return After Taxes on Distributions and Sale of Fund Shares	11.03%	-17.70%	-15.49%
EQM Global Cannabis Index (reflects no deduction for fees, expenses or taxes)	12.66%	-25.14%	-28.15%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.54%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. The return after taxes on distributions and sale of fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Cash Flow Dividend Leaders ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the S&P 500 Index, a broad-based market index, and the Index, which more closely represents the exposure sought by the Fund. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the S&P 500 Index, a broad-based market index, and the Index, which more closely represents the exposure sought by the Fund.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 10.44% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -4.90% (quarter ended June 30, 2024).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.44%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(4.90%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify Cash Flow Dividend Leaders ETF	1 Year	Since Inception (09/12/2023)
Return Before Taxes	15.20%	15.47%
Return After Taxes on Distributions	14.57%	14.82%
Return After Taxes on Distributions and Sale of Fund Shares	9.33%	11.91%
Kelly US Cash Flow Dividend Leaders Index (reflects no deduction for fees, expenses or taxes)	15.40%	15.67%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	22.09%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify CWP Enhanced Dividend Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the S&P 500 Index, a broad-based market index, and the CBOE S&P 500 BuyWrite Index and Dow Jones Industrial Average, which more closely represent the exposure sought by the Fund. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the S&P 500 Index, a broad-based market index, and the CBOE S&P 500 BuyWrite Index and Dow Jones Industrial Average, which more closely represent the exposure sought by the Fund.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 15.29% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -17.39% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify CWP Enhanced Dividend Income ETF	1 Year	5 Year	Since Inception (12/13/2016)
Return Before Taxes	17.57%	12.07%	12.50%
Return After Taxes on Distributions	15.11%	10.63%	11.09%
Return After Taxes on Distributions and Sale of Fund Shares	10.94%	9.10%	9.75%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	8.91%	9.33%	7.22%
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	12.97%	9.45%	10.23%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.88%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Etho Climate Leadership U.S. ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund was reorganized on or about January 29, 2024 from the Etho Climate Leadership US ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on November 18, 2015.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with those of the S&P 500 Index, a benchmark index and a broad-based market index, and the average annual returns of the Index, which more closely represents the exposure sought by the Fund. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with those of the S&P 500 Index, a benchmark index and a broad-based market index, and the average annual returns of the Index, which more closely represents the exposure sought by the Fund.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 25.19% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -22.85 (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	25.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(22.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the period ended December 31, 2025)
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Returns (for the period ended December 31, 2025)
Amplify Etho Climate Leadership U.S. ETF	1 Year	5 Years	10 Years	Since Inception (11/18/2015)
Return Before Taxes	9.81%	5.25%	11.32%	11.00%
Return After Taxes on Distributions	9.59%	5.01%	11.05%	10.74%
Return After Taxes on Distributions and Sale of Fund Shares	5.96%	4.06%	9.36%	9.08%
Etho Climate Leadership Index – US (reflects no deduction for fees, expenses or taxes)	9.40%	4.75%	10.79%	10.47%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.45%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	https://amplifyetfs.com
Performance Availability Phone [Text]	1-855-267-3837
Amplify Video Game Leaders ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund was reorganized on or about January 29, 2024 from the Wedbush ETFMG Video Game Tech ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on March 8, 2016.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the S&P 500 Index, a broad-based market index, and the Index, which more closely represents the exposure sought by the Fund. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the S&P 500 Index, a broad-based market index, and the Index, which more closely represents the exposure sought by the Fund.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 33.74% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -22.28% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	33.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(22.28%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
Amplify Video Game Leaders ETF	1 Year	5 Year	Since Inception 3/8/2016
Return Before Taxes	38.16%	3.66%	15.23%
Return After Taxes on Distributions	37.99%	3.50%	14.95%
Return After Taxes on Distributions and Sale of Fund Shares	22.71%	2.85%	12.84%
VettaFi Video Game Leaders Index Index (reflects no deduction for fees, expenses or taxes)(1)(2)	40.24%	—	—
EEFund Video Game TechTM Index (reflects no deduction for fees, expenses or taxes)(1)	39.81%	4.42%	15.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.44%

(1)        On January 28, 2025, the Fund ceased tracking the EEFund Video Game TechTM Index and began tracking the VettaFi Video Game Leaders Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 28, 2025 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated.

(2)        Performance data is not available for all the periods shown in the table for the Index because performance data does not exist for some or the entire periods.  The Fund began to seek the returns of the VettaFi Video Game Leaders Index on January 28, 2025.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	https://amplifyetfs.com
Performance Availability Phone [Text]	1-855-267-3837
Amplify Cybersecurity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund was reorganized on or about January 29, 2024 from the ETFMG Prime Cyber Security ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on November 11, 2014. On January 29, 2024, the Fund ceased tracking the Prime Cyber Defense Index and began investing in securities that comprise the Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Predecessor Fund, based on the current strategy, would have generated.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the S&P 500 Index, a broad-based market index, and the Index, which more closely represents the exposure sought by the Fund . All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the S&P 500 Index, a broad-based market index, and the Index, which more closely represents the exposure sought by the Fund .
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 23.97% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -21.81% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	23.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(21.81%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
Amplify Cyber Security ETF	1 Year	5 Years	10 Years	Since Inception (11/11/2014)
Return Before Taxes	8.00%	7.11%	12.44%	11.48%
Return After Taxes on Distributions	7.98%	7.06%	12.32%	11.38%
Return After Taxes on Distributions and Sale of Fund Shares	4.75%	5.57%	10.38%	9.62%
Nasdaq ISE Cyber Security Select Index/Prime Cyber Defense Index/Nasdaq ISE Cyber Security Select Index(1) (reflects no deduction for fees, expenses or taxes)(1)	8.60%	7.72%	12.90%	12.01%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	13.48%

(1)        On January 29, 2024, the Fund ceased following the Prime Cyber Defense Index and began following the Nasdaq ISE Cyber Security Select Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 29, 2024 are not necessarily indicative of the performance that the Predecessor Fund, based on its current index and investment objective, would have generated.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	https://amplifyetfs.com
Performance Availability Phone [Text]	1-855-267-3837
Amplify COWS Covered Call ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a broad-based market index.

On January 28, 2025, the Fund changed its name and certain of its policies and principal investment strategies and began pursuing its investment strategy of investing in Equity Securities held by the COWS ETF and written call options that reference such Equity Securities. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the current strategy, would have generated. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 8.65% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -5.62% (quarter ended June 30, 2024).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.65%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.62%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify COWS Covered Call ETF(1)	1 Year	Since Inception (09/19/2023)
Return Before Taxes	5.75%	8.16%
Return After Taxes on Distributions	5.23%	7.18%
Return After Taxes on Distributions and Sale of Fund Shares	3.48%	5.84%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	22.49%

(1)        On January 28, 2025, the Fund changed its investment strategy. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 28, 2025 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Online Retail ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the S&P 500 Index, a broad-based market index, and the Index, which more closely represents the exposure sought by the Fund. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the S&P 500 Index, a broad-based market index, and the Index, which more closely represents the exposure sought by the Fund.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 68.62% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -36.11% (quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	68.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(36.11%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify Online Retail ETF	1 Year	5 Year	Since Inception (04/19/2016)
Return Before Taxes	15.13%	-8.20%	12.02%
Return After Taxes on Distributions	15.11%	-8.20%	11.99%
Return After Taxes on Distributions and Sale of Fund Shares	8.98%	-5.97%	10.04%
EQM Online Retail Index (reflects no deduction for fees, expenses or taxes)	15.79%	-7.82%	12.44%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.91%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify CWP International Enhanced Dividend Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 10.81% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -2.01% (quarter ended September 30, 2023).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.81%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2.01%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify CWP International Enhanced Dividend Income ETF	1 Year	Since Inception (09/07/2022)
Return Before Taxes	36.49%	20.78%
Return After Taxes on Distributions	35.44%	19.86%
Return After Taxes on Distributions and Sale of Fund Shares	22.04%	16.37%
MSCI AC World Index Ex USA Net Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.68%
S&P World Ex-U.S. Index (USD) TR (reflects no deduction for fees, expenses or taxes)	32.56%	19.39%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Digital Payments ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund was reorganized on or about January 29, 2024 from the ETFMG Prime Mobile Payments ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on July 15, 2015. On January 29, 2024, the Fund ceased tracking the Prime Mobile Payments Index and began investing in securities that comprise the Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Predecessor Fund, based on the current strategy, would have generated.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 31.11% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -25.20% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	31.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.20%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)
Amplify Digital Payments ETF	1 Year	5 Years	10 Years	Since Inception (7/15/2015)
Return Before Taxes	-9.75%	-4.49%	8.11%	7.55%
Return After Taxes on Distributions	-9.93%	-4.57%	8.03%	7.48%
Return After Taxes on Distributions and Sale of Fund Shares	-5.66%	-3.35%	6.62%	6.15%
ISE Mobile PaymentsTM Index/Prime Mobile Payments Index/Nasdaq CTA Global Digital Payments Gross Total Return Index(1),(2) (reflects no deduction for fees, expenses or taxes)	-9.26%	-3.83%	8.80%	8.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	13.90%

(1)        The table reflects performance of the ISE Mobile PaymentsTM Index through August 1, 2017 and the Prime Mobile Payments Index thereafter.

(2)        On January 29, 2024, the Fund ceased following the Prime Mobile Payments Index and began following the Nasdaq CTA Global Digital Payments™ Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 29, 2024 are not necessarily indicative of the performance that the Predecessor Fund, based on its current index and investment objective, would have generated.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	https://amplifyetfs.com
Performance Availability Phone [Text]	1-855-267-3837
Amplify BlackSwan ISWN ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 10.05% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -11.61% (quarter ended December 31, 2024).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.61%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify BlackSwan ISWN ETF	1 Year	Since Inception (01/25/2021)
Return Before Taxes	22.92%	-0.71%
Return After Taxes on Distributions	21.42%	-1.67%
Return After Taxes on Distributions and Sale of Fund Shares	13.52%	-0.97%
S-Network BlackSwan International Index (reflects no deduction for fees, expenses or taxes)	25.92%	0.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.02%
MSCI EAFE Net Index (reflects no deduction for fees, expenses or taxes)	31.22%	8.64%
S&P Developed Ex-U.S. BMI (USD) TR Index (reflects no deduction for fees, expenses or taxes	35.10%	8.74%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify BlueStar Israel Technology ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund was reorganized on or about January 29, 2024 from the BlueStar Israel Technology ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on November 2, 2015.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 30.46% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -19.13% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	30.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(19.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
Amplify BlueStar Israel Technology ETF	1 Year	5 Years	10 Years	Since Inception (11/2/2015)
Return Before Taxes	13.68%	-3.11%	9.51%	8.94%
Return After Taxes on Distributions	13.49%	-3.12%	9.44%	8.88%
Return After Taxes on Distributions and Sale of Fund Shares	8.30%	-2.31%	7.84%	7.35%
BlueStar Israel Global Technology Index™ (reflects no deduction for fees, expenses or taxes)	14.34%	-2.83%	10.20%	9.64%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.29%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	https://amplifyetfs.com
Performance Availability Phone [Text]	1-855-267-3837
Amplify Alternative Harvest ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund was reorganized on or about January 29, 2024 from the ETFMG Alternative Harvest ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on December 3, 2015.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 106.22% (quarter ended September 30, 2025) and the Fund’s lowest return for a calendar quarter was -43.18% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	106.22%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(43.18%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)
Amplify Alternative Harvest ETF	1 Year	5 Years	10 Years	Since Inception 12/3/2015
Return Before Taxes	12.68%	-26.79%	-16.09%	-16.40%
Return After Taxes on Distributions	11.80%	-27.79%	-17.71%	-18.00%
Return After Taxes on Distributions and Sale of Fund Shares	7.52%	-16.88%	-8.82%	-8.94%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.68%
Solactive Latin America Real Estate Index/Prime Alternative Harvest Index (reflects no deduction for fees, expenses or taxes)(1)	12.30%	-28.21%	-17.02%	-17.41%

(1)        The table reflects performance of the Solactive Latin America Real Estate Index through December 26, 2017 and the Prime Alternative Harvest Index thereafter.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	https://amplifyetfs.com
Performance Availability Phone [Text]	1-855-267-3837
Amplify CWP Growth & Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 15.43% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -6.18% (quarter March 31, 2025).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.43%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.18%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify CWP Growth & Income ETF	1 Year	Since Inception (08/22/2024)
Return Before Taxes	20.25%	22.92%
Return After Taxes on Distributions	19.94%	21.84%
Return After Taxes on Distributions and Sale of Fund Shares	11.99%	17.00%
S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)	22.23%	22.74%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	17.07%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Junior Silver Miners ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund was reorganized on or about January 29, 2024 from the ETFMG Prime Junior Silver Miners ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on November 28, 2012. On January 29, 2024, the Fund ceased tracking the Prime Junior Silver Miners & Explorers Index and began investing in securities that comprise the Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Predecessor Fund, based on the current strategy, would have generated.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the S&P 500 Index, a broad-based securities market index, and the Index, which more closely represents the exposure sought by the Fund. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the S&P 500 Index, a broad-based securities market index, and the Index, which more closely represents the exposure sought by the Fund.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 77.11% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -45.33% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	77.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(45.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
Amplify Junior Silver Miners ETF	1 Year	5 Years	10 Years	Since Inception 11/28/2012
Return Before Taxes	184.02%	13.41%	20.28%	3.86%
Return After Taxes on Distributions	181.84%	12.64%	19.64%	3.36%
Return After Taxes on Distributions and Sale of Fund Shares	109.04%	10.29%	17.17%	2.76%
ISE Junior Silver (Small Cap Miners/Explorers) Index/Prime Junior Silver Miners & Explorers Index/Nasdaq Junior Silver Miners™ Index(1),(2),(3) (reflects no deduction for fees, expenses or taxes)	187.05%	14.77%	21.72%	5.00%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.90%

(1)        The table reflects performance of the ISE Junior Silver (Small Cap Miners/Explorers)TM Index through August 1, 2017 and the Prime Junior Silver Miners & Explorers Index thereafter.

(2)        On January 29, 2024, the Fund ceased following the Prime Junior Silver Miners & Explorers Index and began following the Nasdaq Junior Silver Miners™ Index (formerly known as the Nasdaq Metals Focus Silver Miners Index). Therefore, the Fund’s performance and historical returns shown for the periods prior to January 29, 2024 are not necessarily indicative of the performance that the Predecessor Fund, based on its current index and investment objective, would have generated.

(3)        On May 2, 2024, the Index Provider announced a change in the name of the Index from “Nasdaq Metals Focus Silver Miners Index” to “Nasdaq Junior Silver Miners™ Index.”

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	https://amplifyetfs.com
Performance Availability Phone [Text]	1-855-267-3837
Amplify SILJ Covered Call ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Small-Mid Cap Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the S&P 1000 Index, a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com or by calling the Fund at 1-855-267-3837.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the S&P 1000 Index, a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 5.23% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -3.33% (quarter ended March 31, 2025).

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	5.23%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(3.33%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
Amplify Small-Mid Cap Equity ETF	1 Year	Since Inception (10/22/2024)
Return Before Taxes	3.66%	0.21%
Return After Taxes on Distributions	3.56%	0.10%
Return After Taxes on Distributions and Sale of Fund Shares	2.23%	0.16%
S&P 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)	7.04%	5.94%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Performance Availability Phone [Text]	1-855-267-3837
Amplify Samsung SOFR ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index, which more closely represents the exposure sought by the Fund, and the Bloomberg US Aggregate Bond Index, a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index, which more closely represents the exposure sought by the Fund, and the Bloomberg US Aggregate Bond Index, a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 1.33% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was 0.99% (quarter ended December 31, 2025).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	0.99%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify Samsung SOFR ETF	1 Year	Since Inception (11/14/2023)
Return Before Taxes	4.25%	4.78%
Return After Taxes on Distributions	2.52%	2.85%
Return After Taxes on Distributions and Sale of Fund Shares	2.50%	2.83%
ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index (reflects no deduction for fees, expenses or taxes)	4.39%	4.92%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	6.43%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify BlackSwan Growth & Treasury Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the Index, which more closely represents the exposure sought by the Fund, and the S&P 500 Index, a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the Index, which more closely represents the exposure sought by the Fund, and the S&P 500 Index, a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 12.05% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -13.32% (quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(13.32%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify BlackSwan Growth & Treasury Core ETF	1 Year	5 Years	Since Inception (11/05/2018)
Return Before Taxes	13.73%	2.93%	6.85%
Return After Taxes on Distributions	12.35%	1.73%	5.64%
Return After Taxes on Distributions and Sale of Fund Shares	8.08%	1.75%	4.88%
S-Network BlackSwan Core Total Return Index (reflects no deduction for fees, expenses or taxes)	14.56%	3.69%	7.72%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.52%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Weight Loss Drug & Treatment ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the Index, which more closely represents the exposure sought by the Fund, and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the Index, which more closely represents the exposure sought by the Fund, and a broad-based market index.
Bar Chart Narrative [Text Block]	The Fund’s highest quarterly return was 9.05% (quarter ended December 31, 2025) and the Fund’s lowest quarterly return was -4.85% (quarter March 31, 2025).
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.05%
Highest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(4.85%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify Weight Loss Drug & Treatment ETF	1 Year	Since Inception (05/21/2024)
Return Before Taxes	13.26%	1.55%
Return After Taxes on Distributions	12.82%	1.12%
Return After Taxes on Distributions and Sale of Fund Shares	8.16%	1.13%
VettaFi Weight Loss Drug & Treatment Index (reflects no deduction for fees, expenses or taxes)	14.26%	2.26%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	18.57%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify TLT U.S. Treasury 12% Option Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the Index, which more closely represents the exposure sought by the Fund, and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the Index, which more closely represents the exposure sought by the Fund, and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 4.31% (quarter ended March 31, 2025) and the Fund’s lowest quarterly return was -1.56% (quarter ended June 30, 2025).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	4.31%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(1.56%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify TLT U.S. Treasury 12% Option Income ETF (formerly Amplify Bloomberg U.S. Treasury 12% Premium Income ETF)	1 Year	Since Inception (10/29/2024)
Return Before Taxes	5.46%	1.11%
Return After Taxes on Distributions	3.41%	-1.25%
Return After Taxes on Distributions and Sale of Fund Shares	3.21%	-0.14%
Bloomberg U.S. Treasury 20+ Year 12% Premium Covered Call 2.0 Index (reflects no deduction for fees, expenses or taxes)	6.37%	1.71%
Bloomberg U.S. Long Treasury Total Return Index (reflects no deduction for fees, expenses or taxes)	5.59%	1.95%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify Samsung U.S. Natural Gas Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not been in existance for a full calendar year and therefore does report performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not been in existance for a full calendar year and therefore does report performance information.
Performance Availability Website Address [Text]	www.amplifyetfs.com
Amplify CEF High Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund was reorganized on or about October 4, 2019 from the YieldShares High Income ETF (the “Predecessor Fund”), a series of the Exchange Traded Concepts Trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by Exchange Traded Concepts, LLC and sub-advised by Amplify Investments LLC and Vident Investment Advisory, LLC. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 15.16% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -26.62% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(26.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Amplify CEF High Income ETF (formerly Amplify High Income ETF)	1 Year	5 Year	10 Year	Since Inception (06/11/2012)
Return Before Taxes	13.24%	5.03%	6.18%	5.81%
Return After Taxes on Distributions	10.72%	2.13%	3.44%	3.27%
Return After Taxes on Distributions and Sale of Fund Shares	7.91%	2.60%	3.60%	3.47%
Hybrid SWM/Nasdaq CEF High IncomeTM Index (reflects no deduction for fees, expenses or taxes)(1)	14.00%	5.59%	6.74%	6.13%
Nasdaq CEF High IncomeTM Index(2) (reflects no deduction for fees, expenses or taxes)	14.00%	5.59%	6.74%	5.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	15.07%

(1)        Reflects performance of the SWM Index through June 20, 2013 and the ISE High IncomeTM Index hereafter.

(2)        Effective September 2, 2025, the name of the Fund’s Index changed from the “ISE High Income™ Index” to the “Nasdaq CEF High Income™ Index.

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. The return after taxes on distributions and sale of fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.amplifyetfs.com